S000004373 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	278 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P Global Broad Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	16.24%	9.44%	8.86%
S&P Global 1200 Communication Services 4.5/22.5/45 Capped Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	31.57%	11.13%	7.44%
iShares Global Comm Services ETF
Prospectus [Line Items]
Average Annual Return, Percent		31.31%	10.95%	7.37%
Performance Inception Date					Nov. 12, 2001
iShares Global Comm Services ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		30.89%	10.59%	6.82%
iShares Global Comm Services ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		18.83%	8.65%	5.84%

[1]	The Fund has added this broad-based index in response to new regulatory requirements.
[2]	Index returns through June 23, 2019 reflect the performance of the S&P Global 1200 Communication Services Sector Index. Index returns beginning on June 24, 2019 reflect the performance of the S&P Global 1200 Communication Services 4.5/22.5/45 Capped Index, which, effective as of June 24, 2019, replaced the S&P Global 1200 Communication Services Sector Index as the Underlying Index of the Fund.